Sterling Capital Stratton Real Estate Fund
1
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 99 .3%
Health Care — 10 .0%
118,000
Medical Properties Trust, Inc. .........
$ 2,571,220
59,500
Ventas, Inc. ......................
2,917,880
57,000
Welltower, Inc. ....................
3,683,340
9,172,440
Hotel & Resort — 4 .2%
55,500
MGM Growth Properties, LLC , Class A ..
1,737,150
31,500
Ryman Hospitality Properties, Inc. .....
2,134,440
3,871,590
Industrial — 16 .2%
53,000
Americold Realty Trust ..............
1,978,490
62,000
Duke Realty Corp. .................
2,478,140
14,300
EastGroup Properties, Inc. ...........
1,974,258
50,000
First Industrial Realty Trust, Inc. .......
2,106,500
10,000
Innovative Industrial Properties, Inc. ....
1,831,300
45,275
Prologis, Inc. .....................
4,512,106
14,880,794
Office — 8 .9%
17,800
Alexandria Real Estate Equities, Inc. ....
3,172,316
46,500
Cousins Properties, Inc. .............
1,557,750
41,000
Highwoods Properties, Inc. ...........
1,624,830
75,000
Hudson Pacific Properties, Inc. ........
1,801,500
8,156,396
Real Estate Development — 1 .1%
13,000
Howard Hughes Corp. (The) (a) ........
1,026,090
Residential — 13 .4%
40,000
American Campus Communities, Inc. ...
1,710,800
11,800
Essex Property Trust, Inc. ............
2,801,556
99,000
Invitation Homes, Inc. ..............
2,940,300
18,700
Mid-America Apartment Communities,
Inc. ..........................
2,369,103
63,000
UDR, Inc. .......................
2,421,090
12,242,849
Retail — 9 .4%
48,000
Getty Realty Corp. .................
1,321,920
135,000
Kite Realty Group Trust .............
2,019,600
53,400
National Retail Properties, Inc. ........
2,185,128
132,000
Retail Opportunity Investments Corp. ...
1,767,480
159,000
Retail Properties of America, Inc. , Class A
1,361,040
8,655,168
Specialized — 36 .1%
33,000
American Tower Corp. ..............
7,407,180
32,300
Crown Castle International Corp. .......
5,141,837
68,000
CubeSmart ......................
2,285,480
24,200
CyrusOne, Inc. ....................
1,770,230
27,900
Digital Realty Trust, Inc. .............
3,892,329
8,600
Equinix, Inc. .....................
6,141,948
19,500
Life Storage, Inc. ..................
2,328,105
40,000
PotlatchDeltic Corp. ................
2,000,800
Shares Fair Value
COMMON STOCKS — (continued)
Specialized — (continued)
7,500
SBA Communications Corp. ..........
$ 2,115,975
33,083,884
Total Common Stocks
(Cost $ 55,750,194 ) ............... 91,089,211
MONEY MARKET FUND — 0 .5%
492,088
Federated Treasury Obligations Fund ,
Institutional Shares , 0.01% (b) .......
492,088
Total Money Market Fund
(Cost $ 492,088 ) ................. 492,088
Total Investments — 99 .8%
(Cost $ 56,242,282 ) ............................ 91,581,299
Net Other Assets (Liabilities) — 0 .2% ............... 150,941
NET ASSETS — 100.0% .......................
$ 91,732,240
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Real Estate Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Stratton Real Estate Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Real Estate Fund — (continued)
December 31, 2020 (Unaudited)
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Stratton Real Estate Fund .............. $ 91,581,299 (a) $ — $ — $ 91,581,299
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.